Restatement (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	[1]
Restatement of Prior Year Income [Abstract]
Derivative liabilities	$ 1,891,704		$ 1,891,704		$ 1,857,252
Decreased in additional paid in capital					2,614,795
Stock compensation expenses					103,759
Change in fair value of derivative liabilities	$ (2,191,677)		$ (1,156,518)		$ 861,302

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis